Prepayments and Other Assets, Net - Schedule of Allowance for Other Receivables (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Other Receivables [Abstract]
Balance at the beginning of the year	¥ 10,503	¥ 20,416
Provision of allowance for doubtful accounts		3,875,000
Receivables written off for the year		(14,789,000)
Balance at the end of the year	¥ 10,503,000	¥ 9,502